Other Non-Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advances and other asset conveyances to third parties to support LNG terminal	$ 19,000	$ 18,703	$ 18,209
Operating lease assets	7,000	7,215	0
Tax-related payments and receivables	3,000	3,200	3,783
Information technology service prepayments	3,000	3,010	2,435
Advances made under EPC and non-EPC contracts		14,067	0
Other	21,000	10,000	7,282
Total other non-current assets, net	$ 53,000	55,630	$ 31,709
Previously Reported [Member]
Other		$ 9,435